Other financial assets	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Other financial assets	Other financial assets
Other financial assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024	AS OF DECEMBER 31, 2025
OTHER FINANCIAL ASSETS
Advances related to CRO contracts	12,172	4,929	4,665
Deposits	574	863	693
Other	124	126	—
Total other non-current financial assets	12,870	5,919	5,358
Advances related to CRO contracts	—	7,418	7,717
Deposits	136	136	—
Other investments	9,050	—	13,698
Total other current financial assets	9,186	7,554	21,415
Other financial assets	22,055	13,473	26,772
Advances related to CRO contracts
Advances granted in 2022 for a total undiscounted amount of €12,187 thousand for clinical studies are to be recovered at the end of the studies after final reconciliation with pass-through costs, which are being invoiced and paid as studies are carried out. These long-
term advances were measured at fair value on initial recognition, using discount rates ranging from 0.19% to 7.16%, and are subsequently measured at amortized cost.
During the first half of 2023, additional advances related to CRO contracts amounting to €1,620 thousand were made (undiscounted amount). These long-term advances were measured at fair value on initial recognition, using discount rates ranging from 7.09% to
7.59%, and are subsequently measured at amortized cost.
At inception, a prepaid expenses asset was recognized for the difference between the advances’ nominal value and fair value, and spread over the term of the advances, at the rate of recognition of the related R&D expenses (see Note 10).
In March 2024, a change order was signed with the CRO, extending the scope (addition of maintenance studies) and end date of one of the studies to 2029, thus postponing the recovery date of the corresponding advance of €5,538 thousand (undiscounted amount) from
June 2026 to June 2029. The Group considered that this asset modification met the criteria for derecognition, and recognized a new financial asset at fair value on that date, using a discount rate of 6.83%. Since the Group considers that these advances are made in exchange for a discount on future services to be received from the CROs, a prepaid expense asset was also recognized for the difference between the derecognized asset carrying value and new asset fair value, and spread over the term of the advance (equal to the period of service) in a similar manner.
As of December 31, 2025, the recovery dates of these advances are spread from 2026 to 2030.
The credit risk related to these advances is deemed insignificant due to the CROs' credit ratings.
Other investments
As of December 31, 2023, other investments consist of 6-month term deposits that do not qualify for a classification under cash and cash equivalents.
As of December 31, 2025 other investments consist of 9-month and 12-month term deposits that do not qualify for a classification under cash and cash equivalents.
Deposits
Deposits include the Paris and Boston offices lease contracts, the ATM Program deposit, as well as other security deposits.